Consolidated Balance Sheets $ in Thousands	Sep. 30, 2017 USD ($)
Current assets:
Cash and cash equivalents	$ 16,434
Restricted cash	361
Marketable securities	734
Prepaid expenses and other current assets	475
Total current assets	18,004
Property, equipment and leasehold improvements, net	190
Other assets	402
Total assets	18,596
Current liabilities:
Accounts payable	1,270
Loan payable, current portion	444
Derivative warrant liability	41
Deferred rent, current portion	30
Accrued expenses	1,784
Total current liabilities	3,569
Loan payable, net of current portion	516
Deferred rent, net of current portion	208
Other liabilities	52
Total liabilities	4,345
Commitments and contingencies (Note 6)
Stockholders' equity:
Common stock, $0.00001 par value, authorized 100,000,000 shares; 34,234,580 shares issued and outstanding at September 30, 2017; 32,044,087 shares issued and outstanding at December 31, 2016	1
Additional paid-in capital	193,493
Accumulated deficit	(179,243)
Total stockholders' equity	14,251
Total liabilities and stockholders' equity	$ 18,596